VOYA EQUITY TRUST
Voya Global Multi-Asset Fund
Voya Multi-Manager Mid Cap Value Fund
VOYA SEPARATE PORTFOLIOS TRUST
Voya Target In-Retirement Fund
Voya Target Retirement 2025 Fund
Voya Target Retirement 2030 Fund
Voya Target Retirement 2035 Fund
Voya Target Retirement 2040 Fund
Voya Target Retirement 2045 Fund
Voya Target Retirement 2050 Fund
Voya Target Retirement 2055 Fund
Voya Target Retirement 2060 Fund
Voya Target Retirement 2065 Fund
(each a "Fund" and collectively the "Funds")
Supplement dated May 2, 2022
to the current Prospectuses (each a "Prospectus" and collectively the "Prospectuses") and to the current Statements of
Additional Information (each a "SAI" and collectively the "SAIs") for the Funds
On January 27, 2022, the Boards of Trustees of Voya Equity Trust and Voya Separate Portfolios Trust approved changes with respect to each Fund's principal investment strategies and portfolio management team.
ALL FUNDS EXCEPT VOYA MULTI-MANAGER MID CAP VALUE FUND
Effective immediately, each applicable Fund's Prospectus is hereby revised as follows:
1.The section of the Prospectuses entitled "Principal Investments Strategies" is revised to include the following sentence:
When investing in Underlying Funds, the Sub-Adviser will typically consider environmental, social, and governance
("ESG") factors as part of its investment analysis and decision-making processes for the Fund.
2.The section of the Prospectuses entitled "Principal Risks" and the sub-section of the Prospectuses entitled "More Information About the Fund(s) – Additional Information About the Principal Risks" are revised to include the following risk:
Environmental, Social and/or Governance (funds-of-funds): Consideration by the Sub-Adviser of environmental, social and/or governance ("ESG") factors in selecting underlying funds may cause a Fund to forgo Underlying Funds that other investors that do not consider similar factors or that evaluate them differently might select. This may cause a Fund to underperform the securities markets generally or other funds-of-funds whose advisers do not consider ESG factors or use such factors differently. It is possible that performance of the Underlying Funds identified through the Sub-Adviser's consideration of ESG factors will be less favorable than the Sub-Adviser might have anticipated. The Sub-Adviser's consideration of ESG factors in selecting Underlying Funds may have an adverse effect on a Fund's performance.
VOYA MULTI-MANAGER MID CAP VALUE FUND
Effective immediately, the Fund's Prospectuses are hereby revised as follows:
1.The section of each Prospectus entitled "Principal Investments Strategies" is revised to include the following sentence:

When selecting sub-advisers, the Investment Adviser will typically consider environmental, social, and governance ("ESG") factors as part of its investment analysis and decision-making processes.
2.The section of each Prospectus entitled "Principal Risks" and the sub-section of each Prospectus entitled "More Information About the Funds – Additional Information About the Principal Risks" are revised to include the following risk:
Environmental, Social and/or Governance (multi-manager): Consideration by the Adviser of environmental, social and/or governance ("ESG") factors in selecting sub-advisors may cause the Adviser not to select sub-advisors for the Fund that other investors that do not consider similar factors or that evaluate them differently might select. This may cause the Fund to underperform the securities markets generally or other funds whose advisers do not consider ESG factors or that use such factors differently. It is possible that the performance of sub-advisors identified through the Adviser's consideration of ESG factors will be less favorable than the Adviser might have anticipated. The Adviser's consideration of ESG factors in selecting sub-advisors may have an adverse effect on the Fund's performance.
ALL FUNDS EXCEPT VOYA GLOBAL MULTI-ASSET FUND
Effective May 31, 2022, the Prospectuses and SAIs are hereby revised as follows:
1.All references to Halvard Kvaale as a portfolio manager for the Funds are hereby deleted in their entirety.
2.The sub-section entitled "Portfolio Management" with respect to Voya Multi-Manager Mid Cap Value Fund is hereby deleted in its entirety and replaced with the following:
PORTFOLIO MANAGEMENT
Investment Adviser
Voya Investments, LLC
PortfolioManager
Paul Zemsky, CFA
Portfolio Manager (since 05/18)
Sub-Adviser
Hahn Capital Management, LLC
Portfolio Managers
John D. Schaeffer	Michael Whitfield, CFA
Portfolio Manager (since 12/14)	Portfolio Manager (since 07/18)
Sub-Adviser
LSV Asset Management
Portfolio Managers
Josef Lakonishok, Ph.D.	Puneet Mansharamani, CFA
Portfolio Manager (since 02/14)	Portfolio Manager (since 02/14)
Menno Vermeulen, CFA	Greg Sleight
Portfolio Manager (since 02/14)	Portfolio Manager (since 07/14)
Guy Lakonishok, CFA
Portfolio Manager (since 07/14)
Sub-Adviser
Voya Investment Management Co. LLC
Portfolio Managers
Steve Wetter	Kai Yee Wong
Portfolio Manager (since 11/19)	Portfolio Manager (since 11/19)
3.The sub-section entitled "Portfolio Management – Portfolio Managers" with respect to Voya Target In-Retirement Fund, Voya Target Retirement Fund 2025, Voya Target Retirement Fund 2030, Voya Target Retirement Fund 2035, Voya Target

Retirement Fund 2040, Voya Target Retirement Fund 2045, Voya Target Retirement Fund 2050, and Voya Target Retirement Fund 2055 in the Funds' Prospectus is hereby deleted in its entirety and replaced with the following:
PortfolioManagers
Barbara Reinhard, CFA	Paul Zemsky, CFA
Portfolio Manager (since 09/19)	Portfolio Manager (since 12/12)
4.The sub-section entitled "Portfolio Management – Portfolio Managers" with respect to Voya Target Retirement Fund
2060 is hereby deleted in its entirety and replaced with the following:
Portfolio Managers
Barbara Reinhard, CFA	Paul Zemsky, CFA
Portfolio Manager (since 09/19)	Portfolio Manager (since 12/15)
5.The sub-section entitled "Portfolio Management – Portfolio Managers" with respect to Voya Target Retirement Fund
2065 is hereby deleted in its entirety and replaced with the following:
Portfolio Managers
Barbara Reinhard, CFA	Paul Zemsky, CFA
Portfolio Manager (since 05/20)	Portfolio Manager (since 05/20)
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE